Statements of Cash Flows - USD ($)	3 Months Ended		5 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Cash Flows from Operating Activities:
Net income (loss)	$ 8,997,219	$ 19,314,054	$ (20,061,109)	$ 4,822,073
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Formation costs paid by Sponsor in exchange for issuance of Founder Shares			5,000
Change in fair value of derivative warrant liabilities	(10,522,500)	(19,520,000)	18,910,000	(12,352,500)
Transaction costs associated with the IPO			999,374
Interest earned on investments held in Trust Account	(64,109)	(89,062)	(85,104)	(164,387)
Changes in operating assets and liabilities:
Prepaid expenses	82,500	88,350	(578,413)	329,246
Accounts payable and accrued expenses	1,036,187	51,026	118,353	6,732,000
Net cash used in operating activities	(470,703)	(155,632)	(691,899)	(633,568)
Cash Flows from Investing Activities:
Investment of cash in Trust Account			(400,000,000)
Net cash used in investing activities			(400,000,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid			392,725,000
Proceeds from sale of Private Placement Warrants			10,500,000
Proceeds from promissory note– related party			5
Repayment of promissory note– related party			(171,395)
Payments of offering costs			(700,626)
Net cash provided by financing activities			402,352,984
Net Change in Cash	(470,703)	(155,632)	1,661,085	(633,568)
Cash – Beginning	1,027,517	1,661,085		1,661,085
Cash – Ending	556,814	1,505,453	1,661,085	$ 1,027,517
Non-Cash Investing and Financing Activities:
Deferred underwriting fee payable			13,125,000
Common Class B [Member]
Cash Flows from Operating Activities:
Net income (loss)	$ 1,799,444	$ 3,862,811
Non-Cash Investing and Financing Activities:
Offering costs paid by Sponsor in exchange for issuance of Class B ordinary shares			20,000
Payment of offering costs through promissory note– related party			$ 171,390